Shareholder Report, Average Annual Return (Details) 74200026800_Franklin Mutual Quest Fund_Class Z_TSR Annual {Class Z}		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class ZBlended Benchmark
Average Annual Return, Percent		17.64%	8.00%	6.50%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		22.34%	11.19%	11.72%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[1]	17.04%	9.35%	8.52%
MSCI World Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index-NR
Average Annual Return, Percent		20.79%	11.35%	9.23%
Bloomberg U.S. Corporate High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent		8.62%	4.51%	6.53%

[1]
†	The Fund’s Blended Benchmark is comprised of 70% MSCI World Value Index-NR and 30% Bloomberg U.S. Corporate High Yield Index.